BUSINESS COMBINATIONS - Consideration for Zhonghuan - Fair value of assets acquired and the liabilities assumed (Details) ¥ in Thousands, $ in Thousands	Jul. 12, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Goodwill (iii)		¥ 1,805,689	$ 283,352	¥ 2,467,497	¥ 2,477,075	¥ 1,135,034
Zhonghuan
Business Acquisition [Line Items]
Net assets acquired (i)	¥ 114,849
Goodwill (iii)	1,343,556
Non-controlling interests (iv)	(124,807)
Deferred tax liabilities	(80,505)
Total	1,640,193
Total purchase price is comprised of:
Cash consideration	930,999
Fair value of mandatorily redeemable non-controlling interest including cash of RMB193,983 and fair value of the obligation to issue ordinary shares of RMB482,671	676,653
Fair value of contingent consideration including contingently returnable consideration from seller of (RMB17,349) and contingent consideration payable to seller of RMB49,890 (v)	32,541
Total	1,640,193
License | Zhonghuan
Business Acquisition [Line Items]
Identifiable intangible assets (ii)	316,800
Trademark and domain name | Zhonghuan
Business Acquisition [Line Items]
Identifiable intangible assets (ii)	28,600
Software | Zhonghuan
Business Acquisition [Line Items]
Identifiable intangible assets (ii)	¥ 41,700